Leases (Tables)	12 Months Ended
Dec. 31, 2015
Leases [Abstract]
Schedule of future minimum payments under noncancelable operating leases
Future minimum payments, by year and in the aggregate, under noncancelable operating leases with any remaining terms consist of the following as of December 31, 2015:

Year
2016	$155.9
2017	116.4
2018	88.5
2019	63.5
2020	51.1
Thereafter	106.8
Total minimum lease payments	$582.2